Segmented information (Narrative) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 10,238,326	$ 7,739,500
Brazil [Member]
Disclosure of operating segments [line items]
Assets	$ 15,540